LONG-TERM INCENTIVE PLANS - Restricted Shares and Performance Shares (Details)	12 Months Ended
	Dec. 31, 2024 BRL (R$) EquityInstruments shares	Dec. 31, 2023 BRL (R$) EquityInstruments shares	Dec. 31, 2022 BRL (R$) EquityInstruments shares	Nov. 05, 2024 shares	Nov. 08, 2022 shares	Dec. 31, 2021 shares
Preferred shares
LONG-TERM INCENTIVE PLANS
Outstanding shares | shares	1,322,429,662	1,148,995,967	1,091,630,395	1,358,848,730	1,101,467,245	1,133,816,901
Treasury Stocks | Preferred shares
LONG-TERM INCENTIVE PLANS
Outstanding shares | shares	36,419,068	7,544,641	9,836,850			12,214,344
Restricted Shares and Performance Shares
LONG-TERM INCENTIVE PLANS
Balance, beginning of year	14,308,539	10,812,887	8,534,567
Granted	5,739,213	7,697,990	5,922,879
Share Bonus | shares	2,910,064	664,433
Cancelled	(2,581,216)	(2,192,635)	(1,267,065)
Exercised	(4,093,375)	(2,674,136)	(2,377,494)
Balance, end of year	16,283,225	14,308,539	10,812,887
Fair value of options granted | R$	R$ 23.4	R$ 25.16
Expense from equity-settled long-term incentive plan | R$	R$ 152,414,000	R$ 157,979,000	R$ 104,714,000
Restricted Shares and Performance Shares | Awards granted in 2017 and later
LONG-TERM INCENTIVE PLANS
Grace period	3 years